INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories from the continuing operations consist of the following:

	December 31,
	2016	2015
Inventories	$208,759	$4,976,566
Less: provision for slow moving inventories	(71,843)	(1,001,452)
Net inventories	136,916	3,975,114
Less: inventories, net, held for discontinued operations	-	-
Inventories, net, held for continuing operations	$136,916	$3,975,114

Movement of provision for slow moving inventories is as follows:

	December 31,
	2016	2015
Beginning balance	$1,001,452	$1,101,188
Addition	2,450,213	1,934,836
Less: write-off	(3,353,178)	(1,978,052)
Exchange rate effect	(26,644)	(56,520)
Ending balance	71,843	1,001,452
Less: balance held for discontinued operations	-	(1,001,452)
Ending balance held for continuing operations	$71,843	$-